INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount of inventory recognized as an expense	$ 36,070,000	$ 28,795,000
Wrote down material and supplies inventory	$ 270,000	$ 0